PENSION PLANS AND POSTRETIREMENT BENEFITS - Components of the net benefit costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pension defined benefit plans
Employee costs:
Service costs	$ 22.7	$ 27.0	$ 26.1
Plan amendments administrative, fees and other	0.6	0.5	0.6
Interest on net defined benefit liability	2.0	4.2	3.2
Net benefit costs (gain)	25.3	31.7	29.9
Postretirement defined benefit plans
Employee costs:
Service costs	0.9	1.7	1.6
Plan amendments administrative, fees and other	(2.0)	(3.8)	(3.2)
Interest on net defined benefit liability	$ 1.1	1.2	1.2
Net benefit costs (gain)		$ (0.9)	$ (0.4)